ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Changes in the Allowance for Loan and Lease Losses for the Previous Three Years
Changes in the allowance by loan category as of December 31 were as follows:

	2020
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Beginning balance, prior to adoption of ASC 326	$18,584	$971	$2,381	$23,579	$5,299	$4,787	$392	$1,657	$57,650
Impact of adopting ASC 326	9,901	118	11,579	24,118	5,490	8,430	801	1,068	61,505
Provision for credit losses	25,407	758	7,759	38,936	(2,122)	(939)	12	985	70,796
Gross charge-offs	(5,345)	(852)	0	(12,100)	(488)	(1,541)	(148)	(885)	(21,359)
Recoveries	2,907	0	17	2,262	381	1,132	158	230	7,087
Total net charge-offs	(2,438)	(852)	17	(9,838)	(107)	(409)	10	(655)	(14,272)
Ending allowance for credit losses	$51,454	$995	$21,736	$76,795	$8,560	$11,869	$1,215	$3,055	$175,679

	2019
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$18,746	$1,130	$3,413	$21,048	$4,964	$5,348	$362	$1,531	$56,542
Provision for credit losses	23,631	3	(1,100)	5,107	739	695	2	1,521	30,598
Gross charge-offs	(26,676)	(162)	0	(3,689)	(677)	(2,591)	(223)	(1,547)	(35,565)
Recoveries	2,883	0	68	1,113	273	1,335	251	152	6,075
Total net charge-offs	(23,793)	(162)	68	(2,576)	(404)	(1,256)	28	(1,395)	(29,490)
Ending allowance for credit losses	$18,584	$971	$2,381	$23,579	$5,299	$4,787	$392	$1,657	$57,650

	2018
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$17,598	$675	$3,577	$20,930	$4,683	$4,935	$307	$1,316	$54,021
Provision for credit losses	10,615	454	(310)	847	492	829	(85)	1,744	14,586
Gross charge-offs	(11,533)	0	0	(4,835)	(422)	(1,725)	(435)	(1,720)	(20,670)
Recoveries	2,066	1	146	4,106	211	1,309	575	191	8,605
Total net charge-offs	(9,467)	1	146	(729)	(211)	(416)	140	(1,529)	(12,065)
Ending allowance for credit losses	$18,746	$1,130	$3,413	$21,048	$4,964	$5,348	$362	$1,531	$56,542

	As of December 31, 2019
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Ending allowance balance attributable to loans
Individually evaluated for impairment	$2,044	$0	$0	$113	$18	$0	$0	$0	$2,175
Collectively evaluated for impairment	16,540	971	2,381	23,466	5,281	4,787	392	1,657	55,475
Ending allowance for credit losses	$18,584	$971	$2,381	$23,579	$5,299	$4,787	$392	$1,657	$57,650

Loans
Individually evaluated for impairment	$27,480	$223	$0	$10,831	$15,162	$5,700	$204	$0	$59,600
Collectively evaluated for impairment	2,438,397	88,141	493,182	4,183,820	1,040,787	766,169	82,385	49,184	9,142,065
Total loans	$2,465,877	$88,364	$493,182	$4,194,651	$1,055,949	$771,869	$82,589	$49,184	$9,201,665